Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
US Federal statutory rate	21.80%	22.40%	21.00%	21.00%
State income tax, net of federal benefit			1.08%	7.11%
Adjustments to deferred tax assets			627.47%	5.78%
Change in valuation allowance				(65.55%)
Non-deductible expenses			16.00%	9.24%
Income tax provision (benefit)			665.55%	(22.42%)